Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of components of lease cost
The components of the Company’s operating and finance lease costs, recognized in the Consolidated Statements of Operations, for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Finance lease cost:
Amortization of ROU assets(1)	$39,044	$15,406
Interest on finance lease liabilities	17,537	18,265
Total finance lease cost	$56,581	$33,671

Operating lease expense	$30,549	$28,876

Total lease costs(2)	$87,130	$62,547

(1) Amortization expense of ROU assets totaled $39.0 million and $15.4 million for the years ended December 31, 2024 and 2023, respectively, which includes $10.2 million and $10.6 million recognized as cost of goods sold and $28.8 million and $4.8 million recognized as a component of Operating expenses in the Consolidated Statements of Operations for the years ended December 31, 2024 and 2023, respectively.

(2) Excludes expenses incurred on short-term lease and low-value leases totaling $0.2 million for the years ended December 31, 2024 and 2023.
For the years ended December 31, 2024 and 2023, cash flows associated with the Company’s failed sale leaseback arrangements, as recognized in the Consolidated Statements of Cash Flows, were as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from sale leaseback financial obligations	$(23,726)	$(24,150)

Cash flows from financing activities:
Financing cash flows from sale leaseback financial obligations	(5,777)	(4,308)
Net cash flows from leasing arrangements	$(29,503)	$(28,458)

Schedule of leased assets and liabilities
ROU assets and lease liabilities as of December 31, 2024 and 2023 consist of the following:

	As of
	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets:
Right-of-use assets	$167,209	$183,968	$158,547	$183,820
Accumulated amortization	(50,690)	(78,800)	(40,112)	(40,617)
Right-of-use assets, net	$116,519	$105,168	$118,435	$143,203

Lease liabilities:
Lease liabilities - current	$17,333	$10,995	$15,993	$9,428
Lease liabilities - net of current	106,192	150,683	110,398	159,961
Total lease liabilities	$123,525	$161,678	$126,391	$169,389

Schedule of other information related to operating and finance leases
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from operating leases	$(29,920)	$(29,352)
Operating cash flows from finance leases	(17,537)	(18,265)

Cash flows from financing activities:
Financing cash flows from finance leases	(9,445)	(8,474)
Net cash flows from leasing arrangements	$(56,902)	$(56,091)
For the Company’s leasing arrangements, the weighted average remaining lease term as of December 31, 2024 and 2023, and the weighted average discount rate for the years ended December 31, 2024 and 2023 are as follows:

	As of
	December 31, 2024	December 31, 2023
Weighted average remaining lease term (in years) - finance leases	9.2	10.1
Weighted average remaining lease term (in years) - operating leases	6.3	6.9
Weighted average discount rate - finance leases	11.2%	10.7%
Weighted average discount rate - operating leases	11.0%	10.5%

Schedule of sale leaseback arrangements
For the years ended December 31, 2024 and 2023, the expenses incurred by the Company related to its failed sale leaseback arrangements impacted the components of the Consolidated Statements of Operations as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Other income (expense):
Interest on financial obligations	$23,726	$24,151

Operating expenses:
Depreciation on financed property, plant and equipment	17,145	17,715
Total costs associated with failed sale leaseback arrangements	$40,871	$41,866
As of December 31, 2024 and 2023, the assets and obligations that arose from the Company’s failed sale leaseback arrangements are recognized in the Consolidated Balance Sheets as follows:

	As of
	December 31, 2024	December 31, 2023
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $59.1 million and $46.0 million, respectively	$143,923	$176,569

Financial obligation:
Financial obligation - current	$7,208	$5,777
Financial obligation - net of current	201,687	208,895
Total financial obligation	$208,895	$214,672

Schedule of future minimum payments due under non-cancelable finance leases
As of December 31, 2024, maturities of the Company’s lease liabilities, under its non-cancelable leases, and financial obligations were as follows:

Fiscal Year ending December 31,	Operating Leases	Finance Leases	Financial Obligations
2025	$29,757	$27,753	$30,264
2026	28,524	28,175	31,078
2027	26,709	28,724	28,944
2028	24,856	28,061	29,763
2029	20,890	27,928	30,296
2030 and thereafter	41,203	126,741	209,491
Total undiscounted remaining minimum lease payments	171,939	267,382	359,836
Less: imputed interest	(48,414)	(105,704)	(150,941)
Total discounted remaining minimum lease payments	$123,525	$161,678	$208,895

Schedule of future minimum payments due under non-cancelable operating leases
As of December 31, 2024, maturities of the Company’s lease liabilities, under its non-cancelable leases, and financial obligations were as follows:

Fiscal Year ending December 31,	Operating Leases	Finance Leases	Financial Obligations
2025	$29,757	$27,753	$30,264
2026	28,524	28,175	31,078
2027	26,709	28,724	28,944
2028	24,856	28,061	29,763
2029	20,890	27,928	30,296
2030 and thereafter	41,203	126,741	209,491
Total undiscounted remaining minimum lease payments	171,939	267,382	359,836
Less: imputed interest	(48,414)	(105,704)	(150,941)
Total discounted remaining minimum lease payments	$123,525	$161,678	$208,895